Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
IncomeTaxes (Textual)
Tax credit	$ 4,909,000
Description of tax credits, Expiration date	Expire from 2018 to 2034
Income tax benefit	$ (488,933)	$ (616,872)
Net operating loss carry forwards, Expiration date	Dec. 31, 2018
Net operating loss carry forwards, Limitations on use	Limits the use of NOLs to the extent there has been an ownership change of more than 50 percentage points.
Federal Tax [Member]
IncomeTaxes (Textual)
Net operating losses	$ 90,891,000
New Jersey [Member]
IncomeTaxes (Textual)
Net operating losses	5,273,000
Income tax benefit	$ 488,933